Unaudited Condensed consolidated interim of Income and of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Research and development expenses	$ 2,285	$ 1,783	$ 4,427	$ 2,910	$ 7,594
Marketing expenses	908	285	1,959	605	1,628
General and administrative expenses	1,569	1,399	3,687	4,159	8,010
Operating loss	4,762	3,467	10,073	7,674	17,232
Financing income	(678)	(24)	(1,062)	(401)	(509)
Financing expenses	85	664	145	493	1,299
Total financing (income) expenses	(593)	640	(917)	92	790
Loss for the period	4,169	4,107	9,156	7,766	18,022
Currency translation differences loss (income) that might be transferred to profit or loss over ILS	1,811	(898)	2,326	(293)	(1,942)
Currency translation differences loss (income) that might be transferred to profit or loss over EUR	600	33	847	216	1,447
Total comprehensive loss for the period	$ 6,580	$ 3,242	$ 12,329	$ 7,689	$ 17,527
Loss per ordinary share, no par value (USD)
Basic and diluted loss per share (USD)	$ 0.033	$ 0.033	$ 0.072	$ 0.072	$ 0.155
Weighted-average number of shares outstanding - basic and diluted (shares)	126,533,200	123,665,142	126,385,924	107,189,837	115,954,501